Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets	The following sets forth the intangible assets by major asset class as of December 31, 2024 and 2023:

(in thousands)	Weighted average life (in years)	2024		2023
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	9.94	$169,436	($125,465)	$202,785	($127,163)
Developed technology	11.20	646,554	(414,699)	798,571	(447,989)
Customer base, trademarks, and non-compete agreements	11.97	180,887	(152,898)	212,285	(173,438)
Total amortized intangible assets	11.13	$996,877	($693,062)	$1,213,641	($748,590)
Unamortized intangible assets:
In-process research and development		$—		$61,770
Goodwill		2,425,418		2,475,732
Total unamortized intangible assets		$2,425,418		$2,537,502
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$526,821	$544,796
Additions	3,496	11,077
Additions from acquisitions	—	58,000
Amortization	(84,869)	(93,755)
Impairments	(135,274)	—
Foreign currency translation adjustments	(6,359)	6,703
Balance at end of year	$303,815	$526,821

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2025	$67,207
2026	$59,803
2027	$54,138
2028	$47,082
2029	$17,181

Schedule of Changes in Goodwill	The changes in goodwill for the years ended December 31, 2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$2,475,732	$2,352,569
Business combinations	—	95,136
Purchase adjustments	—	(4,350)
Foreign currency translation adjustments	(50,314)	32,377
Balance at end of year	$2,425,418	$2,475,732